Restatement of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of consolidated balance sheet
	As of December 31, 2021
$ in thousands	As Reported	Adjustments	As Restated
Contract loss provisions	$5,180	$(4,783)	$397
Total current liabilities	17,312	(4,783)	12,529
Total liabilities	48,173	(4,783)	43,390

Accumulated deficit	(171,363)	4,783	(166,580)
Total shareholders’ equity	209,275	4,783	214,058

Schedule of consolidated statement of operations
	Year ended December 31, 2021
$ in thousands, except per share data	As Reported	Adjustments	As Restated
Revenue:
Sales revenue	$8,804	$(1,442)	$7,362
Grant revenue	—	1,442	1,442
Total revenue	8,804	—	8,804
Cost of revenue:
Cost of revenue	7,203	(1,441)	5,762
Cost of grant revenue	—	3,177	3,177
Provision for contract losses	6,485	(5,977)	508
Total cost of revenue	13,688	(4,241)	9,447
Gross loss	(4,884)	4,241	(643)

Selling, general, and administrative	30,386	(542)	29,844
Total operating expenses	43,864	(542)	43,322

Operating loss	(48,748)	4,783	(43,965)

Net loss before taxes	(142,189)	4,783	(137,406)
Net loss	(142,191)	4,783	(137,408)
Total comprehensive loss	$(142,195)	$4,783	$(137,412)

Loss per share – Basic and Diluted	(11.88)	0.40	(11.48)

Schedule of consolidated statement of cash flows
	Year ended December 31, 2021
$ in thousands	As Reported	Adjustments	As Restated
Cash flows from operating activities:
Net Loss	$(142,191)	$4,783	$(137,408)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for contract losses, net	5,180	(4,783)	397